                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06052

             Morgan Stanley Municipal Income Opportunities Trust III
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: March 31, 2007

Date of reporting period: December 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY MUNICIPAL INCOME OPPORTUNITIES TRUST III
PORTFOLIO OF INVESTMENTS December 31, 2006 (unaudited)

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                          COUPON RATE   MATURITY DATE      VALUE
---------                                                                          -----------   -------------   -----------
            TAX-EXEMPT MUNICIPAL BONDS (100.0%)
            General Obligation (1.2%)
$   1,000   Georgetown Special Taxing District, Connecticut, Ser 2006 A                5.125%       10/01/36     $   997,650
---------                                                                                                        -----------
            Educational Facilities Revenue (7.1%)
    1,000   Pima County Industrial Development Authority, Arizona,                     6.125        12/15/34       1,053,990
               Noah Webster Basic School Ser 2004 A
      495   Bellalago Educational Facilities Benefits District, Florida,                5.80        05/01/34         516,602
               Bellalago Charter School Ser 2004 B
    1,500   Upland, Indiana, Taylor University Ser 2002                                 6.25        09/01/28       1,651,095
      400   Maryland Health & Higher Educational Facilities Authority,
               Washington Christian Academy Ser 2006                                    5.50        07/01/38         401,680
      420   Maryland Industrial Development Financing Authority, Our                    5.50        05/01/20         444,268
               Lady of Good Counsel High School Ser 2005 A
    1,000   Harrisburg University of Science, Pennsylvania, Ser 2007 B (WI)             6.00        09/01/36       1,019,240
    1,000   Chattanooga Health Educational & Housing Facilities Board,                  5.00        10/01/25       1,012,300
               Tennessee, Student Housing Refg Ser 2005 A
---------                                                                                                        -----------
    5,815                                                                                                          6,099,175
---------                                                                                                        -----------
            Hospital Revenue (15.6%)
    1,000   Colbert County - Northwest Health Care Authority, Alabama,                  5.75        06/01/27       1,053,270
               Helen Keller Hospital Ser 2003
      500   Salida, Hospital District, Colorado, Heart of the Rockies                   5.25        10/01/36         509,710
               Regional Medical Center Ser 2006
    1,500   Hawaii Department of Budget & Finance, Wilcox Memorial                      5.50        07/01/28       1,543,005
               Hospital Ser 1998
      500   Indiana Health Facility Financing Authority, Riverview                     6.125        08/01/31         541,830
               Hospital Ser 2002
      500   Washington County Hospital, Iowa, Ser 2006                                 5.375        07/01/26         517,875
    1,250   Aitkin, Minnesota, Riverwood Healthcare Center Ser 2006                     5.60        02/01/32       1,290,625
    1,000   Nevada, Missouri, Nevada Regional Medical Center Ser 2001                   6.75        10/01/31       1,065,770
    1,000   Henderson, Nevada, Catholic Health West Ser 1998 Ser A                     5.125        07/01/28       1,019,890
    1,000   New Hampshire Higher Educational & Health Facilities                        6.00        05/01/28       1,028,470
               Authority, Littleton Hospital Assn Ser 1998 A
    1,000   New Jersey Health Care Facilities Financing Authority,                      7.25        07/01/27       1,024,800
               Raritan Bay Medical Center Ser 1994
    1,000   Oklahoma Development Finance Authority, Comanche                            6.60        07/01/31       1,116,690
               County Hospital 2000 Ser B

      500   Knox County Health, Educational & Housing Facility Board,                   6.50        04/15/31         540,130
               Tennessee, Baptist Health of East Tennessee Ser 2002
      500   Decatur Hospital Authority, Texas, Wise Regional Health                    7.125        09/01/34         552,055
               Ser 2004 A
    1,500   Teton County Hospital District, Wyoming, St John's Medical                  6.75        12/01/27       1,604,520
               Center Ser 2002
---------                                                                                                        -----------
   12,750                                                                                                         13,408,640
---------                                                                                                        -----------
            Industrial Development/Pollution Control Revenue (7.1%)
      905   Metropolitan Washington Airports Authority, District of                   10.125        09/01/11         906,385
               Columbia & Virginia, CaterAir International Corp Ser 1991(AMT)+
      200   Hawaii Department of Budget & Finance, Hawaiian Electric                    6.20        05/01/26         201,578
            Co Ser 1996 A (AMT) (MBIA)
    1,235   Maryland Industrial Development Financing Authority,                        8.75        11/15/10       1,020,221
               Medical Waste Associates LP 1989 Ser (AMT)
            New York City Industrial Development Agency, New York,
    1,000      7 World Trade Center LLC Ser 2005 A                                      6.50        03/01/35       1,067,890
    1,000      American Airlines Inc Ser 2005 (AMT)                                     7.75        08/01/31       1,229,140
      425   Carbon County Industrial Development Authority,                             6.65        05/01/10         445,154
               Pennsylvania, Panther Creek Partners Refg 2000 Ser (AMT)
      500   Pennsylvania Economic Development Financing Authority,                      6.75        12/01/36         549,745
               Reliant Energy Inc Ser 2001 A (AMT)
      100   Lexington County, South Carolina, Ellett Brothers Inc Refg Ser 1988         7.50        09/01/08          99,546
      600   Pittsylvania County Industrial Development Authority,                       7.45        01/01/09         609,066
               Virginia, Multi-Trade LP Ser 1994 A (AMT)
---------                                                                                                        -----------
    5,965                                                                                                          6,128,725
---------                                                                                                        -----------
            Mortgage Revenue - Multi-Family (0.9%)
      500   Buffalo, Minnesota, Central Minnesota Senior Housing Ser 2006 A             5.50        09/01/33         505,000
      290   Washington Housing Finance Commission, FNMA                                 7.50        07/01/23         290,586
               Collateralized Refg Ser 1990 A
---------                                                                                                        -----------
      790                                                                                                            795,586
---------                                                                                                        -----------
            Mortgage Revenue - Single Family (4.1%)
       20   Maricopa County Industrial Development Authority, Arizona,                  6.25        12/01/30          20,405
               Ser 2000-1C (AMT)
            California Housing Finance Agency,
      500      RITES PA 1417 Ser 2006 (AMT)                                            4.428**      08/01/31         506,540
      500      RITES PA 1417 Ser 2006 (AMT)                                            4.628**      08/01/36         510,920
      190   Colorado Housing Finance Authority, 1998 Ser B-2 (AMT)                      7.25        10/01/31         192,656
      305   Chicago, Illinois, GNMA-Collateralized Ser 1998 A-1 (AMT)                   6.45        09/01/29         310,328
            Pennsylvania Housing Finance Agency,
      880      Ser 2006-96A (AMT)++                                                     4.65        10/01/31         880,282
    1,120      Ser 2006-96A (AMT)++                                                     4.70        10/01/37       1,120,358
---------                                                                                                        -----------
    3,515                                                                                                          3,541,489
---------                                                                                                        -----------

            Nursing & Health Related Facilities Revenue (9.1%)
    2,000   Orange County Health Facilities Authority, Florida,                         6.75        04/01/34       2,086,380
               Westminister Community Care Services Inc Ser 1999
    1,000   Pinellas County Health Facilities Authority, Florida, Oaks of               6.25        06/01/34       1,073,120
               Clearwater Ser 2004
      940   Iowa Health Facilities Development Financing Authority, Care                9.25        07/01/25       1,157,854
               Initiatives Ser 1996
            Massachusetts Development Finance Agency,
      500      Evergreen Center Ser 2005                                                5.50        01/01/35         515,160
    1,205      Kennedy-Donovan Center Inc 1990 Issue                                    7.50        06/01/10       1,252,935
      710   New Jersey Health Care Facilities Financing Authority,                      6.50        02/01/22         711,427
               Spectrum for Living - FHA Insured Mortgage Refg Ser B
    1,000   Mount Vernon Industrial Development Agency, New York,                       6.20        06/01/29       1,029,980
               Meadowview at the Wartburg Ser 1999
---------                                                                                                        -----------
    7,355                                                                                                          7,826,856
---------                                                                                                        -----------
            Public Facilities Revenue (1.2%)
    1,000   Kansas City Industrial Development Authority, Missouri,                     5.90        03/01/24       1,010,730
            Plaza Library Ser 2004
---------                                                                                                        -----------
            Recreational Facilities Revenue (6.5%)
    1,000   Sacramento Financing Authority, California, Convention                      6.25        01/01/30       1,040,310
               Center Hotel 1999 Ser A
    1,300   San Diego County, California, San Diego Natural History                     5.60        02/01/18       1,302,041
               Museum COPs
    1,500   Mohegan Tribe of Indians, Connecticut, Ser 2001 (a)                         6.25        01/01/31       1,599,840
    1,000   Overland Park Development Corporation, Kansas,                             7.375        01/01/32       1,093,830
               Convention Center Hotel Ser 2000 A
            Austin Convention Enterprises Inc, Texas, Convention Center
      500      Hotel Ser 2006 B                                                         5.75        01/01/34         529,040
---------                                                                                                        -----------
    5,300                                                                                                          5,565,061
---------                                                                                                        -----------
            Retirement & Life Care Facilities Revenue (28.6%)
    1,100   Orange County Health Facilities Authority, Florida, Orlando                5.375        07/01/20       1,113,475
               Lutheran Towers Inc Ser 2005
    2,000   St Johns County Industrial Development Authority, Florida,                  8.00        01/01/30       2,240,240
               Glenmoor Ser 1999 A
    1,000   Illinois Finance Authority, Friendship Village of Schaumburg               5.625        02/15/37       1,033,840
               Ser 2005 A
      750   Illinois Health Facilities Authority, Villa St Benedict Ser 2003 A-1        6.90        11/15/33         832,275
      275   Saint Joseph County, Indiana, Holy Cross Village at Notre                   6.00        05/15/26         293,882
               Dame Ser 2006 A
    1,000   Olathe, Kansas, Catholic Care Ser 2006 A                                    6.00        11/15/38       1,071,020
            Maryland Health & Higher Educational Facilities Authority,
      500      Edenwald Ser 2006 A                                                      5.40        01/01/37         522,020
      500      King Farm Presbyterian Community Ser 2007 A (WI)                         5.30        01/01/37         495,545
    1,425   Massachusetts Development Finance Agency, Loomis                           5.625        07/01/15       1,463,703
               Communities Ser 1999 A

    1,000   Kansas City Industrial Development Authority, Missouri,                     6.25        01/01/24       1,057,320
               Bishop Spencer 2004 Ser I
            New Jersey Ecomomic Development Authority,
    1,000      Cedar Crest Village Inc Ser 2001 A                                       7.25        11/15/31       1,147,800
    1,000      Franciscan Oaks Ser 1997                                                 5.70        10/01/17       1,023,050
    1,000      Franciscan Oaks Ser 1997                                                 5.75        10/01/23       1,022,870
      500      Lions Gate Ser 2005 A                                                   5.875        01/01/37         524,305
    1,000   North Carolina Medical Care Commission Healthcare                           5.50        10/01/31       1,043,640
               Facilities, Presbyterian Homes Ser 2006
      750   Bucks County Industrial Development Authority,                              6.25        01/01/35         798,480
               Pennsylvania, Ann's Choice Ser 2005 A
      500   Montgomery County Industry Development Authority,                           6.25        02/01/35         535,645
               Pennsylvania, Whitemarsh Community Ser 2005
      750   South Carolina Jobs-Economic Development Authority,                         5.30        10/01/36         759,570
               Wesley Commons Ser 2006
            Shelby County Health, Educational & Housing Facilities Board,
               Tennessee,
      500      Trezevant Manor Ser 2006 A                                               5.75        09/01/37         514,525
      750      Village at Germantown Ser 2003 A                                         7.25        12/01/34         751,950
    1,000   Bexar County Health Facilities Development Corporation,                     6.30        07/01/32       1,133,140
               Texas, Army Retirement Residence Ser 2002
      500   HFDC Central Texas Inc, Legacy at Willow Bend, Ser 2006 A                   5.75        11/01/36         514,720
    1,000   Lubbock Health Facilities Development Corporation, Texas,                   6.50        07/01/26       1,049,680
               Carillon Ser 2005 A
    2,579   Chesterfield County Industrial Development Authority,                       6.50        01/01/28       2,687,194
               Virginia, Brandermill Woods Ser 1998
    1,000   Peninsula Ports Authority of Virginia, Virginia Baptist Homes               5.40        12/01/33       1,035,700
               Ser 2006 C
---------                                                                                                        -----------
   23,379                                                                                                         24,665,589
---------                                                                                                        -----------
            Tax Allocation Revenue (13.5%)
      475   Carlsbad Community Facility District # 3, California, Ser 2006              5.30        09/01/36         488,542
    1,500   Poway Unified School District, Community Facilities District #14            5.25        09/01/36       1,531,260
               California, Ser 2006
    1,000   San Marcos Community Facilities District # 2002-01,                         5.90        09/01/28       1,049,680
               California, University Commons Ser 2004
      700   Santa Ana Unified School District Communities Facilities                    5.05        09/01/30         707,546
               District # 2004-1, California, Ser 2005
    1,000   Copperleaf Metropolitan District # 2, Colorado, Ser 2006                    5.95        12/01/36       1,025,170
               Elk Valley Public Improvement Corporation, Colorado
      500      Ser 2001 A                                                               7.30        09/01/22         532,840
      500      Ser 2001 A                                                               7.35        09/01/31         531,115
    1,000   Midtown Miami Community Development District, Florida,                      6.25        05/01/37       1,089,050
               Parking Garage Ser 2004 A
      500   Bolingbrook, Illinois, Sales Tax Ser 2005                                   0.00+++     01/01/24         493,330
      500   Chicago, Illinois, Lake Shore East Ser 2002                                 6.75        12/01/32         542,815
      500   Pingree Grove Special Service Area # 7, Illinois, Cambridge                 6.00        03/01/36         512,805
               Lakes Ser 2006
      500   Prince Georges County, Maryland, National Harbor Ser 2004                   5.20        07/01/34         511,135

    1,000   Des Peres, Missouri, West County Center Ser 2002                            5.75        04/15/20       1,029,510
      500   Clark County Special Improvement District # 142, Nevada,                   6.375        08/01/23         515,530
               Mountains Edge Ser 2003
      500   Henderson, Nevada,  Local Improvement District # T-18,                      5.30        09/01/35         506,745
               Ser 2006
      500   Allegheny County Redevelopment Authority, Pennsylvania,                     5.60        07/01/23         531,615
               Pittsburgh Mills Ser 2004
---------                                                                                                        -----------
   11,175                                                                                                         11,598,688
---------                                                                                                        -----------
            Transportation Facilities Revenue (1.2%)
    1,000   Nevada Department of Business & Industry, Las Vegas                        7.375        01/01/40       1,067,560
               Monorail 2nd Tier Ser 2000
---------                                                                                                        -----------
            Other Revenue (2.6%)
    1,000   Northern Tobacco Securitization Corporation, Alaska, Ser 2006 A             5.00        06/01/46       1,012,010
    1,000   California County Tobacco Securitization Agency, Gold                       0.00        06/01/33         221,370
               County Settlement Funding Corp Ser 2006
    1,000   Nassau County Tobacco Settlement Corporation, New York,                    5.125        06/01/46       1,028,560
               Ser 2006 A-3
---------                                                                                                        -----------
    3,000                                                                                                          2,261,940
---------                                                                                                        -----------
            Refunded (1.3%)
    1,000   Austin Convention Enterprises Inc, Texas, Convention Center                 6.70        01/01/11***    1,109,440
               Hotel Ser 2000 A
---------                                                                                                        -----------
   83,044   TOTAL TAX-EXEMPT MUNICIPAL BONDS (COST $81,296,011)                                                  86,077,129
---------                                                                                                        -----------
            TAXABLE CONVERTIBLE BOND (0.2%)
            Airlines
      190   UAL Corp (Cost $189,924)(b)                                                 5.00        02/01/21         220,604
---------                                                                                                        -----------
            SHORT -TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (1.4%)
      900   Harris County Health Facilities Authority, Texas, St Luke's                 3.99*       02/15/31         900,000
               Episcopal Hospital Ser 2001 B (Demand 01/02/07)
      300   Washington Health Care Facilities Authority, Mason Medical                  4.05*       02/15/27         300,000
            Center Ser 1997 B (MBIA) (Demand 01/02/07)
---------                                                                                                        -----------
    1,200   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (COST $1,200,000)                                    1,200,000
---------                                                                                                        -----------
   84,434   TOTAL INVESTMENTS (COST $82,685,935) (c)(d)                                                           87,497,733
---------                                                                                                        -----------
   (1,500)  FLOATING RATE NOTE OBLIGATION RELATED TO SECURITIES HELD (-1.7%)
               Note with interest rate of 3.98% at December 31, 2006
               and contractual maturities of collateral ranging from 10/01/31 to
               10/01/37 ++++ (e) (Cost $(1,500,000))                                                              (1,500,000)
---------                                                                                                        -----------
$  82,934   TOTAL NET INVESTMENTS (COST $81,185,935)                                    99.9%                     85,997,733
=========
            OTHER ASSETS IN EXCESS OF LIABILITIES                                        0.1                          96,254
                                                                                       -----                     -----------
            NET ASSETS                                                                 100.0%                    $86,093,987
                                                                                       =====                     ===========

----------
AMT  Alternative Minimum Tax.

COPs Certificates of Participation.

WI   Security purchased on a when-issued basis.

RITES Residual Interest Tax-Exempt Security. (Illiquid security).

*    Current coupon of variable rate demand obligation.

** Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $1,017,460 which represents 1.2% of net assets.

***  Prerefunded to call date shown.

+    Joint exemption in locations shown.

++   Underlying security related to inverse floater entered into by the Fund.

+++ Security is a "step-up" bond where the coupon increases on a predetermined future date.

++++ Floating rate note obligation related to securities held. The interest rate shown reflects the rate in effect at December 31, 2006.

(a)  Resale is restricted to qualified institutional investors.

(b)  Taxable convertible bond issued in reorganization.

(c) Securities have been designated as collateral in an amount equal to $1,496,275 in connection with securities purchased on a when-issued basis.

(d) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $5,077,621 and the aggregate gross unrealized depreciation is $265,823, resulting in net unrealized appreciation of $4,811,798.

(e) Floating Rate Note Obligations Related to Securities Held - The Fund enters into transactions in which it transfers to Dealer Trusts ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Fund liabilities.

Bond Insurance:

MBIA Municipal Bond Investors Assurance Corporation.

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
             Based on Market Value as a Percent of Total Investments

Alabama                                                                      1.2%
Alaska                                                                       1.2
Arizona                                                                      1.3
California                                                                   8.6
Colorado                                                                     3.2
Connecticut                                                                  3.0
District of Columbia                                                         1.1
Florida                                                                      9.4
Hawaii                                                                       2.0
Illinois                                                                     4.6
Indiana                                                                      2.9
Iowa                                                                         2.0
Kansas                                                                       2.5
Maryland                                                                     3.9
Massachusetts                                                                3.8
Minnesota                                                                    2.1
Missouri                                                                     4.8
Nevada                                                                       3.6
New Hampshire                                                                1.2
New Jersey                                                                   6.3
New York                                                                     5.1
North Carolina                                                               1.2
Oklahoma                                                                     1.3
Pennsylvania                                                                 5.1
South Carolina                                                               1.0
Tennessee                                                                    3.3
Texas                                                                        6.7
Virginia                                                                     6.1
Washington                                                                   0.7
Wyoming                                                                      1.9
Joint exemptions*                                                           (1.1)
                                                                           -----
Total                                                                      100.0%
                                                                           =====

----------
*    Joint exemptions have been included in each geographic location.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to provide reasonable assurance that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's ("SEC") rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. The Fund's principal executive officer and principal financial officer have also concluded that the Fund's disclosure controls and procedures designed to ensure that information required to be disclosed by the Fund in this Form N-Q is accumulated and communicated to the Fund's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure were effective.

Management of the Fund has determined that as of and prior to November 30, 2006, the Fund's fiscal quarter end period, the Fund had a deficiency in its internal control over financial reporting related to the review, analysis and determination of whether certain transfers of municipal securities qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." Since November 30, 2006, and prior to the issuance of the Fund's quarterly schedule of portfolio holdings, management has revised its disclosure controls and procedures and its internal control over financial reporting in order to improve the controls' effectiveness to ensure that transactions in transfer of municipal securities are accounted for properly.

Management notes that other investment companies investing in similar investments over similar time periods had been accounting for such investments in a similar manner as the Fund. Accordingly, other investment companies are also concluding that there was a material weakness in their internal control over financial reporting of such investments. There was no impact to the net asset value of the Fund's shares or the Fund's total return for any period as a result of the changes in financial reporting of such investments.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting. However, as discussed above, subsequent to November 30, 2006, the Fund's internal control over financial reporting was revised.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Income
Opportunities Trust III


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
February 9, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
February 9, 2007


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
February 9, 2007


                                        3